Private Placement (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 14, 2022	Mar. 31, 2023	Dec. 31, 2022
Private Placement (Details) [Line Items]
Purchased aggregate shares (in Shares)		8,037,500	8,037,500
Warrants price per share		$ 1	$ 1
Sale of shares (in Shares)	2,250,000
Price per share	$ 10
Gross proceeds (in Dollars)	$ 22,500,000
Percentage of obligation to redeem		100.00%	100.00%
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchased amount (in Dollars)		$ 8,037,500	$ 8,037,500
Sale of shares (in Shares)	2,250,000
Price per share	$ 10
Gross proceeds (in Dollars)	$ 22,500,000
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Common stock price per share			$ 11.5
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Common stock price per share		$ 11.5